SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in conjunction with the instructions to Form 10-Q of the Securities and Exchange Commission (“SEC”). Accordingly, certain information and footnote disclosures required by GAAP for complete financial statements have been condensed or omitted. For the three and nine months ended September 30, 2022, the condensed consolidated financial statements include the accounts of the Company and its operating subsidiaries Grom Social, TD Holdings, GES, GNS, and Curiosity. The Company recognizes noncontrolling interest related to its less-than-wholly-owned subsidiary, Curiosity, as equity in the consolidated financial statements separate from the parent entity’s equity. The net income (loss) attributable to noncontrolling interest is included in net income (loss) in the condensed consolidated statements of operations and comprehensive loss.

These condensed consolidated financial statements include all of the adjustments, which in the opinion of management are necessary to a fair presentation of financial position and results of operations. All such adjustments, which includes intercompany balances and transactions are of a normal and recurring nature. Interim results are not necessarily indicative of results for a full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto at December 31, 2021, as presented in the Company’s Annual Report on Form 10-K filed on April 15, 2022 with the SEC.

Certain prior period statement of operations and statement of cash flows captions and balances have been reclassified to conform with the current year presentation, including the allocation of $79,810 and $252,343, respectively from depreciation and amortization and $95,899 and $303,214, respectively in certain fixed overhead costs from selling, general, and administrative expenses previously presented under operating expenses to cost of goods sold during the three and nine months ended September 30, 2021. In the statement of cash flow, the amortization of rights-of-use assets is presented as an adjustment to reconcile net loss to cash used in operating activities and changes to operating lease liabilities are presented as a change in operating assets and liabilities. These two reclassifications were previously presented as a net movement titled operating lease right-of-use assets under changes in operating assets and liabilities. The changes do not have any financial impact on the Company’s reported revenue, reported net loss, or cash flows from operations.

Use of Estimates

Use of Estimates

The Company makes estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates. The results of operations for the three months and nine months ended September 30, 2022, are not necessarily indicative of the operating results for the full year.

Update to Significant Accounting Policies

Update to Significant Accounting Policies

The Company has changed its accounting policy related to Publishing Revenue, refer to Revenues – Publishing Revenue note (Note 3) for the new significant accounting policy. This change did not have a significant impact on our operations for the three and nine months ended September 30, 2022 and 2021.

Other than noted above, there have been no other new or material changes to the significant accounting policies discussed in the Company’s audited financial statements in its Annual Report on Form 10-K for the fiscal year ended December 31, 2021 as filed with the SEC on April 15, 2022, that are of significance, or potential significance, to the Company.

Recently Issued Accounting Pronouncements Adopted

Recently Issued Accounting Pronouncements Adopted

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modification or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU 2021-04”), which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options due to a lack of explicit guidance in the FASB Codification. ASU 2021-04 provides guidance on modifications or exchanges of freestanding equity-classified written call options that are not within the scope of another Topic. Entities should treat a modification of the terms or conditions, or an exchange of a freestanding equity-classified written call option that remains equity-classified after modification or exchange, as an exchange of the original instrument for a new instrument. ASU 2021-04 provides further guidance on measuring the effect of such modifications or exchanges, and also provides guidance on the recognition of such modifications or exchanges on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. ASU 2021-04 is effective for all entities for fiscal years beginning after December 15, 2021, and early adoption is permitted. The Company adopted this ASU on January 1, 2022, which did not result in a material impact to the condensed consolidated financial statements and disclosures.